Inventory (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Inventory
Finished goods	$ 208	$ 163
Work in process and raw materials	1,442	1,649
Total inventory	$ 1,649	$ 1,812